Debt, cash and cash equivalents - Lease Liabilities (Details) - EUR (€) € in Millions		Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017 [2]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current and non-current lease liabilities		€ 1,248	€ 1,346
Discounting effect		218	€ (236)
Current lease liabilities	[1]	261		€ 0	€ 0
Non-current lease liabilities	[1]	987		€ 0	€ 0
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current and non-current lease liabilities		272
From 1 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current and non-current lease liabilities		422
From 3 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current and non-current lease liabilities		232
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current and non-current lease liabilities		€ 540

[1]	Includes the effects of first-time application of IFRS 16 on leases (see Note A.2.1.).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).